Note 9 - Share-based Payments	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]
9.	Share-based payments

Under the Company’s Employee Stock Option Plan (ESOP), the Company could grant to its directors, management and employees non-transferrable stock options for the purchase of common shares. Up until completion of the IPO, the maximum number of common shares that were available for issuance under the ESOP was limited to
3,786,886,
of which
2,997,836
remain issued and outstanding as at
December 31, 2017 (
2,453,586
as at
December 31, 2016).

Upon completion of its IPO, the Company adopted the
2017
Omnibus Plan (Omnibus) under which all future equity-based awards are now granted. Employees, directors and consultants are eligible to participate in the Omnibus. The maximum number of common shares available for issuance under the Omnibus is limited to
2,390,605
as at
December 31, 2017.
This number will automatically increase by an annual amount to be added on the first
day of each year, beginning
January 1, 2018
and continuing until, and including, the year ending
December 31, 2027,
equal to the lower of
4%
of the number of common shares outstanding as of
December 31
of the prior calendar year and an amount determined by the Company’s board of directors. The annual amount added on
January 1, 2018
was established at
4%
of the common shares outstanding at
December 31, 2017,
or
1,268,703,
thus bringing the maximum number of common shares available for issuance under the Omnibus to
3,659,308
as of
January 1, 2018.

The Omnibus provides for awards of stock options, stock appreciation rights, unrestricted stock, stock units (including restricted stock units), performance awards, deferred share units, elective deferred share units and other awards convertible into or otherwise based on the Company’s common shares. As at
December 31, 2017,
there were
27,990
stock options outstanding under the Omnibus (
nil
at
December 31, 2016).

The Omnibus is substantially consistent with the ESOP as it pertains to stock options. Stock options granted under the ESOP expire
10
years after their initial grant date and those granted under the Omnibus expire
7
years after their initial grant date. Time-based stock options under either plan generally vest over a period of
4
years:
25%
cliff vesting after
one
year with monthly vesting over the subsequent
36
months. Performance-based stock options generally vest i)
25%
upon achievement of a milestone event with monthly vesting over the subsequent
36
or
48
months, ii) rateably over a period of
36
or
48
months upon achievement of a milestone event, or iii) rateably over a period of
12
months upon achievement of a milestone event. Milestone events are specific to corporate goals and have all been achieved.

The exercise price for stock option grants is determined at the date of grant by the Company’s board of directors and cannot be less than the fair value of the Company’s common shares. This fair value was previously established by various valuation analyses prior to the Company’s IPO and will now be based on the Company’s stock’s closing price on the day prior to option grant.

Changes in the number of stock options outstanding are as follows:

	December 31, 2017		December 31, 2016		December 31, 2015
	Options	Weighted average exercise price	Options	Weighted average exercise price	Options	Weighted average exercise price
Balance at beginning of period	2,453,586	$0.44	2,462,914	$0.44	2,259,180	$0.29
Issued during the period	671,253	$10.22	-	-	334,761	$1.36
Exercised during the period	(99,013)	$0.32	-	-	(131,027)	$0.29
Cancelled during the year	-	-	(9,328)	$0.69	-	-
Balance at end of period	3,025,826	$2.61	2,453,586	$0.44	2,462,914	$0.44

The following table summarizes the information related to outstanding stock options as at
December 31, 2017.

	Outstanding stock options			Exercisable stock options
Exercise price	Number of stock options outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of exercisable stock options	Weighted average exercise price
$0.29	2,035,807	6.2		1,562,189
$0.69	264,787	7.3		177,440
$4.81	53,979	8.0		29,903
$9.70	174,454	9.2		-
$10.04	468,809	9.3		44,099
$16.26	11,990	6.6		-
$16.50	16,000	6.9		-
	3,025,826	7.0	$2.61	1,813,631	$0.64

During the year ended
December 31, 2017,
the Company recorded a stock-based compensation expense of
$2,180,915
(
$174,419
in
2016
and
$164,456
in
2015
) of which
$1,495,174
(
$64,998
in
2016
and
$100,515
in
2015
) was recorded in general and administrative expenses and
$685,741
(
$109,421
in
2016
and
$63,941
in
2015
) in research and development expenses.

As at
December 31, 2017,
the Company had approximately
$2.5
million of total unrecognized stock-based compensation expense, net of related forfeiture estimates, which is expected to be recognized over a weighted-average remaining vesting period of approximately
1.5
years.

The fair value of the stock options granted was estimated at the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	2017	2016	2015
Grant (number of stock options)	671,253	-	334,761
Weighted average fair value of stock options	$6.80	-	$0.54
Weighted average exercise price	$10.22	-	$1.36
Weighted average assumptions:
Share price	$10.22	-	$0.93
Risk-free interest rate	1.96%	-	1.62%
Expected dividend yield	-		-
Volatility factor	77.13%	-	74.76%
Expected life (in years)	5.85	-	6.00

The Company estimates the fair value of its share-based awards to employees and directors using the Black-Scholes option pricing model that was developed to estimate the fair value of freely tradable, fully transferrable stock options without vesting restrictions. The terms of the share-based awards that have been awarded by the Company differ significantly from actual options that the Black-Scholes model was designed to evaluate.

The Black-Scholes model requires the input of highly subjective assumptions, which affect the calculated values. These include (a) the expected volatility of the Company’s stock, (b) the expected life of the award, (c) the risk-free interest rate and (d) expected dividends. The assumptions used represent the Company’s best estimates at the time of grant.

The expected volatility reflects the assumption that the volatility used in estimated the fair value of share-based compensation is indicative of future trends, which may
not
necessarily be the actual outcome. Due to the lack of a public market for the trading of the Company’s common shares and a lack of company specific historical and implied volatility data, the Company has based its estimate of expected volatility on the historical volatility of a group of similar companies that are publicly traded. For these analyses, companies selected had comparable characteristics to the Company, including risk profiles, orphan drugs within their portfolios and position within the industry. This process will continue to be applied until a sufficient amount of historical information regarding the volatility of the Company’s own stock price becomes available. In fiscal
2018,
the Company will begin to weigh its limited stock price volatility into the estimate of the volatility factor used for new awards.

The expected life of the options reflects the assumption that the expected life of the options used in estimating the fair value of share-based compensation is indicative of future exercise patters that may
occur which
may
not
necessarily be the actual outcome. Due to its limited operating history, the Company has estimated the expected life of its stock options using the “simplified method”, whereby the expected life equals the average vesting terms and the original contractual term of the option.

The risk-fee interest rates for periods within the expected life of the option are based on the U.S. Department of Treasury daily treasury yield curve rates in effect at grant date for time periods approximately equal to the expected life of the option.

The expected dividend yield has been estimated at
nil
as the Company has never paid cash dividends and does
not
expect to do so in the foreseeable future.